422 Fleming Street, Suite 7

Key West, FL  33040

281-702-2137  (P)

866-862-1719  (F)

April 17, 2015

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

Satuit Capital Management Trust, File Nos. 811-10103 and 333-45040

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended, we are, on behalf of Satuit Capital Management Trust (the “Trust”), filing Post-Effective Amendment # 32 (“PEA#32”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 (Amendment # 33 under the Securities Act of 1933).  PEA#32 is being filed to convert the No-Load Class Shares of each series of the Trust into Class A shares, and to register a new class of shares, Class C Shares, for each series of the Trust.  Registrant intends that this PEA#32 shall become effective 60 days after filing, pursuant to Rule 485(a).

Please direct all comments with respect to this PEA#32 to me at 281-702-2137.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones

DAVID D. JONES